TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Trade and other receivables	$ 4,143	$ 3,656
Trade Receivables
Statement [Line Items]
Trade and other receivables	3,184	2,866
Receivables in MLJV and MWJV
Statement [Line Items]
Trade and other receivables	508	533
Sales Tax Receivables
Statement [Line Items]
Trade and other receivables	428	255
Sundry Receivables
Statement [Line Items]
Trade and other receivables	23	2
Trade and other receivables before ECL allowance
Statement [Line Items]
Trade and other receivables	$ 4,143	$ 3,656